Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Jun. 12, 2017	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
C000172959
Account Value [Line Items]
Line Graph and Table Measure Name		LGM Risk Managed Total Return Fund - Institutional Class
Account Value	$ 10,000	$ 13,655	$ 11,792	$ 11,163	$ 11,068	$ 10,662	$ 11,813	$ 11,425	$ 10,470
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,000	10,035	9,590	9,398	11,297	11,682	10,779	9,947	10,236
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 28,230	$ 21,084	$ 18,521	$ 20,400	$ 15,947	$ 13,577	$ 11,693	$ 11,003